Supplementary Financial Statements Information - Schedule of Non-Controlling Interest in Material Partially-Owned Subsidiaries (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Non-Controlling Interest in Material Partially-Owned Subsidiaries [Abstract]
Non-controlling interest	$ 710,007	$ 682,423
Matrix IT and its subsidiaries [Member]
Schedule of Non-Controlling Interest in Material Partially-Owned Subsidiaries [Abstract]
Non-controlling interest	182,340	176,092
Sapiens and its subsidiaries [Member]
Schedule of Non-Controlling Interest in Material Partially-Owned Subsidiaries [Abstract]
Non-controlling interest	357,954	341,124
Magic Software and its subsidiaries [Member]
Schedule of Non-Controlling Interest in Material Partially-Owned Subsidiaries [Abstract]
Non-controlling interest	167,286	162,395
Other [Member]
Schedule of Non-Controlling Interest in Material Partially-Owned Subsidiaries [Abstract]
Non-controlling interest	$ 2,427	$ 2,812